Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2022
Interest and penalties accrued		$ 0	$ 0
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Federal net operating loss carryforwards	$ 902,910
Valuation allowance	934,287			$ 744,287
Increase in valuation allowance	190,000
Interest and penalties accrued	$ 50,813